AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 95.0%
Affiliated Mutual Funds — 58.2%
AST High Yield Portfolio*	290,714	$ 3,224,019
AST Prudential Core Bond Portfolio*	1,771,975	23,655,873
AST QMA US Equity Alpha Portfolio*	744,393	23,991,793
PGIM Select Real Estate Fund (Class R6)*	207,294	2,613,983

Total Affiliated Mutual Funds (cost $43,500,380)(w)		53,485,668
Common Stocks — 27.6%
Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	15,694	524,356
Airlines — 0.8%
Air Canada (Canada)*	5,800	189,167
Deutsche Lufthansa AG (Germany)	26,317	418,300
Turk Hava Yollari AO (Turkey)*	60,575	133,050
		740,517
Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)	484	53,983
Faurecia SE (France)	1,284	60,969
Hankook Tire & Technology Co. Ltd. (South Korea)	585	15,786
Valeo SA (France)	1,636	52,956
		183,694
Automobiles — 0.4%
Hyundai Motor Co. (South Korea)	492	55,190
Kia Motors Corp. (South Korea)	3,163	120,798
Peugeot SA (France)	5,348	133,388
Renault SA (France)	887	50,906
		360,282
Banks — 2.4%
Agricultural Bank of China Ltd. (China) (Class H Stock)	134,000	52,506
Akbank T.A.S. (Turkey)*	34,483	49,703
Banco do Brasil SA (Brazil)	4,300	47,192
Banco Macro SA (Argentina), ADR	796	20,712
Bank of China Ltd. (China) (Class H Stock)	135,000	53,153
Bank of Communications Co. Ltd. (China) (Class H Stock)	156,000	101,910
BNK Financial Group, Inc. (South Korea)	16,258	97,805
BNP Paribas SA (France)	1,107	53,916
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	80,000	42,691
China Construction Bank Corp. (China) (Class H Stock)	70,000	53,351
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	38,402
China Merchants Bank Co. Ltd. (China) (Class H Stock)	10,500	50,086
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	73,100	49,740
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	115,000	$ 61,338
Credit Agricole SA (France)	4,415	53,606
Hana Financial Group, Inc. (South Korea)	7,469	220,350
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	70,000	46,919
Industrial Bank of Korea (South Korea)	16,108	177,852
KB Financial Group, Inc. (South Korea)	3,664	131,025
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	89,000	54,402
Raiffeisen Bank International AG (Austria)	4,150	96,399
Sberbank of Russia PJSC (Russia)	16,880	59,335
Shinhan Financial Group Co. Ltd. (South Korea)	4,609	161,054
Turkiye Garanti Bankasi A/S (Turkey)*	29,199	52,913
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	79,018	87,879
VTB Bank PJSC (Russia)	277,340,000	182,184
Woori Financial Group, Inc. (South Korea)	12,039	125,434
		2,221,857
Beverages — 0.5%
Ambev SA (Brazil)	11,500	53,141
Coca-Cola HBC AG (Switzerland)*	8,007	261,265
Diageo PLC (United Kingdom)	3,077	125,760
		440,166
Building Products — 0.0%
KCC Corp. (South Korea)	48	8,751
Capital Markets — 0.4%
3i Group PLC (United Kingdom)	8,969	128,489
B3 SA - Brasil Bolsa Balcao (Brazil)	11,800	124,448
Hargreaves Lansdown PLC (United Kingdom)	2,251	57,467
Investec PLC (South Africa)	4,708	24,206
Yuanta Financial Holding Co. Ltd. (Taiwan)	88,000	52,451
		387,061
Chemicals — 0.2%
Kaneka Corp. (Japan)	800	25,077
Showa Denko KK (Japan)	1,600	42,335
Sumitomo Chemical Co. Ltd. (Japan)	7,000	31,655
Teijin Ltd. (Japan)	2,800	54,074
Tosoh Corp. (Japan)	2,100	28,054
		181,195
Commercial Services & Supplies — 0.0%
G4S PLC (United Kingdom)	19,315	44,819
Construction & Engineering — 0.2%
Daelim Industrial Co. Ltd. (South Korea)	1,279	111,580
Daewoo Engineering & Construction Co. Ltd. (South Korea)*	2,815	11,388
A1

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
GS Engineering & Construction Corp. (South Korea)	1,109	$ 30,740
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	1,401	38,605
		192,313
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	18,500	110,100
Cemex SAB de CV (Mexico), UTS	132,700	51,644
China National Building Material Co. Ltd. (China) (Class H Stock)	68,000	61,253
China Resources Cement Holdings Ltd. (China)	14,000	14,063
		237,060
Consumer Finance — 0.1%
Credit Saison Co. Ltd. (Japan)	4,100	55,266
Containers & Packaging — 0.1%
Klabin SA (Brazil), UTS	22,700	83,753
Diversified Financial Services — 0.3%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	18,814
Haci Omer Sabanci Holding A/S (Turkey)	75,948	128,832
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	8,100	47,110
ORIX Corp. (Japan)	2,900	43,418
REC Ltd. (India)	27,450	47,811
		285,985
Diversified Telecommunication Services — 0.8%
LG Uplus Corp. (South Korea)	7,342	83,857
Nippon Telegraph & Telephone Corp. (Japan)	10,500	501,690
Telenor ASA (Norway)	2,617	52,463
Telkom SA SOC Ltd. (South Africa)	21,437	99,850
		737,860
Electric Utilities — 0.9%
CEZ A/S (Czech Republic)	1,327	29,317
Chubu Electric Power Co., Inc. (Japan)	3,400	49,364
Enel Americas SA (Chile)	325,195	59,540
Enel Chile SA (Chile)	162,886	14,080
Enel SpA (Italy)	16,812	125,663
Inter RAO UES PJSC (Russia)	651,000	45,117
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	33,609
PGE Polska Grupa Energetyczna SA (Poland)*	36,714	73,225
Terna Rete Elettrica Nazionale SpA (Italy)	8,339	53,588
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	69,100	338,895
		822,398
	Shares	Value

Common Stocks (continued)
Electrical Equipment — 0.0%
Prysmian SpA (Italy)	1,286	$ 27,637
Electronic Equipment, Instruments & Components — 0.7%
AU Optronics Corp. (Taiwan)	199,000	50,311
Delta Electronics, Inc. (Taiwan)	11,000	47,043
Foxconn Technology Co. Ltd. (Taiwan)	5,000	10,443
Hon Hai Precision Industry Co. Ltd. (Taiwan)	22,000	52,038
Largan Precision Co. Ltd. (Taiwan)	1,000	144,008
Synnex Technology International Corp. (Taiwan)	8,000	9,366
Walsin Technology Corp. (Taiwan)	23,000	129,782
Yageo Corp. (Taiwan)	7,000	55,832
Zhen Ding Technology Holding Ltd. (Taiwan)	28,000	100,407
		599,230
Entertainment — 0.0%
Ubisoft Entertainment SA (France)*	602	43,567
Equity Real Estate Investment Trusts (REITs) — 0.2%
H&R Real Estate Investment Trust (Canada)	3,100	54,122
RioCan Real Estate Investment Trust (Canada)	2,600	51,770
SmartCentres Real Estate Investment Trust (Canada)	2,100	51,515
		157,407
Food & Staples Retailing — 0.3%
Cencosud SA (Chile)	17,239	28,371
Empire Co. Ltd. (Canada) (Class A Stock)	1,900	51,442
Jeronimo Martins SGPS SA (Portugal)	3,170	53,492
Koninklijke Ahold Delhaize NV (Netherlands)	5,068	126,695
Wal-Mart de Mexico SAB de CV (Mexico)	18,700	55,425
		315,425
Food Products — 0.2%
Associated British Foods PLC (United Kingdom)	1,601	45,311
Charoen Pokphand Foods PCL (Thailand)	63,200	54,237
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,900	16,906
Nestle Malaysia Bhd (Malaysia)	1,100	38,267
		154,721
Gas Utilities — 0.3%
Osaka Gas Co. Ltd. (Japan)	3,300	63,323
Toho Gas Co. Ltd. (Japan)	1,500	57,461
Tokyo Gas Co. Ltd. (Japan)	4,500	113,584
		234,368
Health Care Equipment & Supplies — 1.0%
Asahi Intecc Co. Ltd. (Japan)	2,000	52,786
Cochlear Ltd. (Australia)	434	61,029

A2

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,305	$ 24,934
Hoya Corp. (Japan)	1,500	122,947
Koninklijke Philips NV (Netherlands)	10,724	497,400
Olympus Corp. (Japan)	9,200	124,709
		883,805
Hotels, Restaurants & Leisure — 0.2%
Flight Centre Travel Group Ltd. (Australia)	3,057	98,414
InterContinental Hotels Group PLC (United Kingdom)	839	52,394
		150,808
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	1,325	10,550
Berkeley Group Holdings PLC (United Kingdom)	156	8,002
LG Electronics, Inc. (South Korea)	2,042	115,559
Persimmon PLC (United Kingdom)	400	10,670
Taylor Wimpey PLC (United Kingdom)	4,083	8,103
Woongjin Coway Co. Ltd. (South Korea)	2,163	153,138
		306,022
Household Products — 0.0%
Unilever Indonesia Tbk PT (Indonesia)	2,800	9,186
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	5,700	130,500
Industrial Conglomerates — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	54,800	48,319
CITIC Ltd. (China)	38,000	48,062
CJ Corp. (South Korea)	521	35,786
Hanwha Corp. (South Korea)	1,902	40,225
Shanghai Industrial Holdings Ltd. (China)	3,000	5,602
		177,994
Insurance — 1.2%
Aegon NV (Netherlands)	52,260	217,320
Ageas (Belgium)	961	53,280
AXA SA (France)	2,108	53,830
CNP Assurances (France)	1,063	20,543
DB Insurance Co. Ltd. (South Korea)	1,268	54,680
Direct Line Insurance Group PLC (United Kingdom)	6,053	22,324
Fairfax Financial Holdings Ltd. (Canada)	100	44,081
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	2,452	54,129
iA Financial Corp., Inc. (Canada)	1,300	59,159
Manulife Financial Corp. (Canada)	3,000	55,025
NN Group NV (Netherlands)	8,083	286,835
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	48,000	$ 56,104
Poste Italiane SpA (Italy), 144A	4,832	54,980
SCOR SE (France)	1,896	78,263
		1,110,553
Interactive Media & Services — 0.1%
Auto Trader Group PLC (United Kingdom), 144A	20,124	126,100
IT Services — 1.4%
Amadeus IT Group SA (Spain)	1,605	115,002
Atos SE (France)	717	50,575
CGI, Inc. (Canada)*	800	63,258
Fujitsu Ltd. (Japan)	800	64,317
HCL Technologies Ltd. (India)	31,621	482,546
Infosys Ltd. (India)	15,280	174,088
Tata Consultancy Services Ltd. (India)	6,650	197,263
Tech Mahindra Ltd. (India)	4,681	47,246
Wipro Ltd. (India)	28,557	96,773
		1,291,068
Machinery — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	1,790	55,058
Atlas Copco AB (Sweden) (Class B Stock)	2,004	54,273
Epiroc AB (Sweden) (Class A Stock)	4,848	52,524
Epiroc AB (Sweden) (Class B Stock)	1,114	11,501
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	118	34,477
Metso OYJ (Finland)	1,024	38,288
Sandvik AB (Sweden)	6,347	98,762
Volvo AB (Sweden) (Class B Stock)	2,353	33,055
		377,938
Media — 0.0%
RTL Group SA (Luxembourg)	701	33,731
Metals & Mining — 2.3%
Alrosa PJSC (Russia)	108,680	124,884
ArcelorMittal (Luxembourg)	3,146	44,697
BHP Group Ltd. (Australia)	2,046	50,873
BHP Group PLC (Australia)	2,289	48,736
BlueScope Steel Ltd. (Australia)	5,486	44,645
Cia Siderurgica Nacional SA (Brazil)	13,300	42,413
Evraz PLC (Russia)	26,422	152,399
Fortescue Metals Group Ltd. (Australia)	25,284	150,659
JFE Holdings, Inc. (Japan)	2,900	35,044
Kumba Iron Ore Ltd. (South Africa)	960	23,729
Magnitogorsk Iron & Steel Works PJSC (Russia)	181,600	109,710
MMC Norilsk Nickel PJSC (Russia)	2,048	527,985
Novolipetsk Steel PJSC (Russia)	58,230	127,678
Polyus PJSC (Russia)	1,342	156,119
Rio Tinto Ltd. (Australia)	915	57,420
Rio Tinto PLC (Australia)	2,233	115,706
Severstal PJSC (Russia)	19,523	280,963

A3

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Vale SA (Brazil)*	4,300	$ 49,614
		2,143,274
Multiline Retail — 0.1%
Harvey Norman Holdings Ltd. (Australia)	11,524	35,351
Wesfarmers Ltd. (Australia)	2,169	58,339
		93,690
Oil, Gas & Consumable Fuels — 0.9%
Adaro Energy Tbk PT (Indonesia)	186,200	16,999
Bukit ASAm Tbk PT (Indonesia)	324,400	51,876
Equinor ASA (Norway)	2,704	51,296
JXTG Holdings, Inc. (Japan)	3,700	16,908
LUKOIL PJSC (Russia)	3,655	303,497
OMV AG (Austria)	996	53,495
Rosneft Oil Co. PJSC (Russia)	17,820	115,373
Surgutneftegas PJSC (Russia)	137,600	75,102
Tatneft PJSC (Russia)	9,980	105,903
Transportadora de Gas del Sur SA (Argentina) (Class B Stock), ADR	850	7,217
United Tractors Tbk PT (Indonesia)	12,300	17,855
		815,521
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	2,000	9,390
Personal Products — 0.2%
Unilever NV (United Kingdom)	2,616	157,344
Unilever PLC (United Kingdom)	870	52,259
		209,603
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	3,700	52,959
AstraZeneca PLC (United Kingdom)	5,698	508,310
China Medical System Holdings Ltd. (China)	61,000	72,602
China Resources Pharmaceutical Group Ltd. (China), 144A	33,500	31,512
CSPC Pharmaceutical Group Ltd. (China)	30,000	60,425
Eisai Co. Ltd. (Japan)	1,000	51,084
GlaxoSmithKline PLC (United Kingdom)	24,289	519,631
Ipsen SA (France)	145	13,776
Novartis AG (Switzerland)	1,441	124,815
Orion OYJ (Finland) (Class B Stock)	801	29,861
Richter Gedeon Nyrt (Hungary)	3,260	52,720
Roche Holding AG (Switzerland)	1,793	522,185
Sihuan Pharmaceutical Holdings Group Ltd. (China)	166,000	25,238
Sino Biopharmaceutical Ltd. (Hong Kong)	44,500	56,697
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	2,300	38,064
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	8,008	55,095
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
UCB SA (Belgium)	1,874	$ 136,010
		2,350,984
Professional Services — 0.5%
Experian PLC (United Kingdom)	1,675	53,482
Randstad NV (Netherlands)	3,681	180,951
RELX PLC (United Kingdom)	4,721	111,994
Wolters Kluwer NV (Netherlands)	1,846	134,895
		481,322
Real Estate Management & Development — 1.9%
Agile Group Holdings Ltd. (China)	46,000	56,025
Aldar Properties PJSC (United Arab Emirates)	181,477	104,615
China Evergrande Group (China)	13,000	27,754
China Overseas Land & Investment Ltd. (China)	14,000	44,086
CK Asset Holdings Ltd. (Hong Kong)	14,000	94,825
Country Garden Holdings Co. Ltd. (China)	21,000	26,666
Emaar Development PJSC (United Arab Emirates)	7,951	8,919
Emaar Properties PJSC (United Arab Emirates)	172,099	216,054
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	34,800	52,765
Hang Lung Properties Ltd. (Hong Kong)	24,000	54,621
Henderson Land Development Co. Ltd. (Hong Kong)	10,900	50,778
Hongkong Land Holdings Ltd. (Hong Kong)	9,400	52,883
Hysan Development Co. Ltd. (Hong Kong)	10,000	40,426
Kaisa Group Holdings Ltd. (China)*	26,000	11,453
Kerry Properties Ltd. (Hong Kong)	36,500	112,724
KWG Group Holdings Ltd. (China)*	8,500	7,464
New World Development Co. Ltd. (Hong Kong)	31,000	40,274
Shanghai Industrial Urban Development Group Ltd. (China)	3,000	379
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	3,360	3,768
Shimao Property Holdings Ltd. (China)	18,000	52,640
Sino Land Co. Ltd. (Hong Kong)	28,000	42,173
Sino-Ocean Group Holding Ltd. (China)	83,000	28,266
SOHO China Ltd. (China)	13,000	3,723
Sun Hung Kai Properties Ltd. (Hong Kong)	3,000	43,282
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	32,000	299,470
Swire Properties Ltd. (Hong Kong)	13,000	40,903
Wharf Holdings Ltd. (The) (Hong Kong)	32,000	69,934
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	8,000	43,731

A4

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Wheelock & Co. Ltd. (Hong Kong)	21,000	$ 120,123
Yuexiu Property Co. Ltd. (China)	48,000	10,428
		1,761,152
Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	600	53,875
Canadian Pacific Railway Ltd. (Canada)	500	111,114
		164,989
Semiconductors & Semiconductor Equipment — 0.9%
Globalwafers Co. Ltd. (Taiwan)	6,000	61,018
MediaTek, Inc. (Taiwan)	4,000	47,752
Nanya Technology Corp. (Taiwan)	30,000	77,749
Novatek Microelectronics Corp. (Taiwan)	11,000	63,278
Phison Electronics Corp. (Taiwan)	6,000	53,532
Powertech Technology, Inc. (Taiwan)	16,000	45,080
Realtek Semiconductor Corp. (Taiwan)	9,000	66,961
SK Hynix, Inc. (South Korea)	3,676	253,300
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,000	52,822
United Microelectronics Corp. (Taiwan)	58,000	24,967
Vanguard International Semiconductor Corp. (Taiwan)	14,000	28,322
Win Semiconductors Corp. (Taiwan)	5,000	45,132
Winbond Electronics Corp. (Taiwan)	81,000	46,746
		866,659
Software — 0.1%
Nice Ltd. (Israel)*	120	17,573
Open Text Corp. (Canada)	1,300	53,026
		70,599
Specialty Retail — 0.6%
Hennes & Mauritz AB (Sweden) (Class B Stock)	26,628	516,123
Kingfisher PLC (United Kingdom)	16,040	40,713
		556,836
Technology Hardware, Storage & Peripherals — 0.2%
Advantech Co. Ltd. (Taiwan)	1,000	8,808
Asustek Computer, Inc. (Taiwan)	2,000	13,295
Catcher Technology Co. Ltd. (Taiwan)	7,000	53,108
Chicony Electronics Co. Ltd. (Taiwan)	11,000	32,455
Compal Electronics, Inc. (Taiwan)	24,000	13,862
Konica Minolta, Inc. (Japan)	5,400	37,797
Lite-On Technology Corp. (Taiwan)	13,000	20,622
Wistron Corp. (Taiwan)	29,000	23,441
		203,388
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	191	59,452
Burberry Group PLC (United Kingdom)	19,486	520,012
Fila Korea Ltd. (South Korea)	1,071	52,064
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Pou Chen Corp. (Taiwan)	12,000	$ 15,392
		646,920
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	1,507	55,599
Imperial Brands PLC (United Kingdom)	2,113	47,405
Swedish Match AB (Sweden)	1,267	52,400
		155,404
Trading Companies & Distributors — 0.2%
ITOCHU Corp. (Japan)	2,500	51,733
Marubeni Corp. (Japan)	6,800	45,387
Posco International Corp. (South Korea)	626	10,022
Sumitomo Corp. (Japan)	3,100	48,612
		155,754
Transportation Infrastructure — 0.2%
Aena SME SA (Spain), 144A	324	59,351
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,796	152,464
		211,815
Wireless Telecommunication Services — 1.0%
America Movil SAB de CV (Mexico) (Class L Stock)	74,400	55,270
KDDI Corp. (Japan)	4,500	117,471
NTT DOCOMO, Inc. (Japan)	19,500	498,820
Softbank Corp. (Japan)	8,700	118,017
SoftBank Group Corp. (Japan)	2,900	114,646
		904,224

Total Common Stocks (cost $26,609,013)		25,438,917
Exchange-Traded Funds — 9.0%
iShares 10-20 Year Treasury Bond ETF	3,200	478,336
iShares 1-3 Year Treasury Bond ETF	19,000	1,611,580
iShares 20+ Year Treasury Bond ETF	9,300	1,330,644
iShares 3-7 Year Treasury Bond ETF	30,600	3,880,080
iShares 7-10 Year Treasury Bond ETF	8,400	944,748

Total Exchange-Traded Funds (cost $7,841,457)		8,245,388
Preferred Stocks — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	160	11,372
Oil, Gas & Consumable Fuels — 0.2%
Surgutneftegas PJSC (Russia) (PRFC)	235,400	136,082

A5

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Transneft PJSC (Russia) (PRFC)	23	$ 53,136
		189,218

Total Preferred Stocks (cost $209,165)		200,590

Total Long-Term Investments (cost $78,160,015)		87,370,563
Short-Term Investments — 4.9%
Affiliated Mutual Funds — 4.3%
PGIM Core Ultra Short Bond Fund(w)	3,874,490	3,874,490
PGIM Institutional Money Market Fund (cost $50,838; includes $50,744 of cash collateral for securities on loan)(b)(w)	50,832	50,837

Total Affiliated Mutual Funds (cost $3,925,328)		3,925,327

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.6%
U.S. Treasury Bills
1.919%	12/19/19	600	597,728
(cost $597,485)

Total Short-Term Investments (cost $4,522,813)			4,523,055

TOTAL INVESTMENTS—99.9% (cost $82,682,828)			91,893,618

Other assets in excess of liabilities(z) — 0.1%			58,546

Net Assets — 100.0%			$ 91,952,164

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,160; cash collateral of $50,744 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	MSCI EAFE Mini Index	Dec. 2019	$ 854,280	$ (5,429)
37	S&P 500 E-Mini Index	Dec. 2019	5,510,225	(56,126)
				(61,555)
Short Position:
82	MSCI Emerging Markets Index	Dec. 2019	4,107,790	64,192
				$ 2,637
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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